LOAN RECEIVABLE (Details) - USD ($)	Jun. 08, 2026	Jun. 30, 2026
LOAN RECEIVABLE
Loan receivable		$ 12,536,382
Financing receivable, amount lent	$ 12,395,169
Financing receivable, term	6 months
Financing receivable, interest rate	6.00%